Share capital and share premium	12 Months Ended
Dec. 31, 2022
Shareholders' capital
Share capital and share premium

12.Share capital and share premium

On December 31, 2022, the Company’s share capital was represented by 55,395,856 shares. All shares were issued, fully paid up and of the same class. The table below summarizes our share issuances as a result of offerings, exercise of stock options and the vesting of restricted stock units under the Company’s Employee Stock Option Plan.

Roll forward of number of shares outstanding:

Number of shares outstanding on January 1, 2020	42,761,528
Exercise of stock options	602,463
Global public offering in Euronext and Nasdaq on May 28, 2020	3,658,515
Over-allotment option exercised by underwriters on May 29, 2020	548,777
Number of shares outstanding on December 31, 2020	47,571,283
Exercise of stock options	503,282
Global public offering in Euronext and Nasdaq on February 2, 2021	3,125,000
Over-allotment option exercised by underwriters on February 4, 2021	468,750
Number of shares outstanding on December 31, 2021	51,668,315
Exercise of stock options	1,024,626
Vesting of RSUs	19,581
Global public offering in Euronext and Nasdaq on March 23, 2022	2,333,334
Over-allotment option exercised by underwriters on March 29, 2022	350,000
Number of shares outstanding on December 31, 2022	55,395,856
Issuance of shares in January 2023 relating to exercise of stock options and vesting of RSU in December 2022	15,076

On March 23, 2022, argenx SE offered 2,333,334 of its ordinary shares through a global offering which consisted of 1,433,701 ADSs in the U.S. at a price of $300.0 per ADS, before underwriting discounts and commissions and offering expenses; and 899,633 ordinary shares in the European Economic Area at a price of €273.10 per share, before underwriting discounts and commissions and offering expenses. On March 29, 2022, the underwriters of the offering exercised their overallotment option to purchase 350,000 additional ADSs in full. As a result, argenx SE received $804.1 million in gross proceeds from this offering, decreased by $44.2 million of underwriter discounts and commissions, and offering expenses, of which $44.0 million has been deducted from equity. The total net cash proceeds from the offering amounted to $761 million.

On May 10, 2022, at the annual general meeting, the shareholders of the Company approved the authorization to the Board to issue up to a maximum of 10% of the then-outstanding share capital, for a period of 18 months.

On December 31, 2022, an amount of €428,954.5, represented by 4,289,545 shares, still remained available under the authorization to issue shares as granted to the Board by the shareholders of the Company.